	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
97.16%	COMMON STOCKS
27.13%	BUSINESS SERVICES
	Ansys, Inc.(A) . . . . . . . . . . . .	183,326	$ 58,939,309
	Clearwater Analytics Holdings, Inc.(A) . .	1,329,558	24,623,414
	DoubleVerify Holdings, Inc.(A) . . . . .	791,141	15,403,515
	Enfusion Inc.(A) . . . . . . . . . . .	3,865,544	32,934,435
	Guidewire Software, Inc.(A) . . . . . .	710,209	97,930,719
	nCino, Inc.(A) . . . . . . . . . . . .	1,221,666	38,421,396
	Paycom Software, Inc. . . . . . . . .	337,131	48,223,218
	PROS Holdings, Inc.(A) . . . . . . . .	356,563	10,215,530
	Q2 Holdings, Inc.(A) . . . . . . . . .	883,901	53,325,747
	Tyler Technologies, Inc.(A) . . . . . . .	166,129	83,526,339
			463,543,622
7.70%	CONSUMER RELATED
	Agilysys, Inc.(A) . . . . . . . . . . .	306,447	31,913,390
	Alarm.com Holdings, Inc.(A) . . . . . .	1,238,711	78,707,697
	Olo, Inc.(A) . . . . . . . . . . . . .	4,735,073	20,929,023
			131,550,110
10.39%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . .	1,466,280	68,563,253
	Energy Recovery, Inc.(A) . . . . . . .	2,052,531	27,278,137
	Helios Technologies, Inc. . . . . . . .	843,777	40,290,352
	UFP Technologies Inc(A) . . . . . . .	21,036	5,550,769
	Vicor Corp.(A) . . . . . . . . . . . . . . . . . . . . . . . .	408,420	13,543,207
	Xometry, Inc.(A) . . . . . . . . . . .	1,933,913	22,356,034
			177,581,752
22.37%	INFORMATION/KNOWLEDGE MANAGEMENT
	AppFolio, Inc.(A) . . . . . . . . . . .	362,881	88,749,806
	Datadog, Inc. Class A(A) . . . . . . .	739,887	95,955,945
	Manhattan Associates, Inc.(A) . . . . .	378,728	93,424,623
	Smartsheet, Inc.(A) . . . . . . . . . .	1,629,570	71,831,445
	Workiva, Inc.(A) . . . . . . . . . . .	442,826	32,321,870
			382,283,689

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
28.75%	MEDICAL/HEALTH CARE
	10x Genomics, Inc.(A) . . . . . . . . .	1,070,156	$20,814,534
	Bio-Techne Corp. . . . . . . . . . .	947,513	67,889,306
	Cytek Biosciences, Inc.(A) . . . . . . .	3,895,443	21,736,572
	Glaukos Corp.(A) . . . . . . . . . . .	758,289	89,743,503
	Inari Medical, Inc.(A) . . . . . . . . .	234,638	11,297,820
	Inogen, Inc.(A) . . . . . . . . . . . .	464,662	3,777,702
	Inspire Medical Systems, Inc.(A) . . . .	157,042	21,016,931
	Ironwood Pharmaceuticals, Inc.(A) . . .	674,187	4,395,699
	OrthoPediatrics Corp.(A) . . . . . . .	1,045,002	30,054,258
	Repligen Corp.(A) . . . . . . . . . .	502,270	63,316,156
	Tandem Diabetes Care, Inc.(A) . . . . .	220,823	8,896,959
	Veeva Systems, Inc. Class A(A) . . . .	382,210	69,948,252
	Vericel Corp.(A) . . . . . . . . . . .	1,705,860	78,264,857
			491,152,549
0.82%	MISCELLANEOUS
	CryoPort, Inc.(A) . . . . . . . . . . .	2,024,748	13,991,009
	Neogen Corp.(A) . . . . . . . . . . .	1	16
			13,991,025
97.16%	TOTAL COMMON STOCKS . . . . . .	. . . . . . .	1,660,102,747
2.71%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund - X Class 5.210%(B) . . . . . .	46,244,468	46,244,468
99.87%	TOTAL INVESTMENTS . . . . . . . .	. . . . . . .	1,706,347,215
0.13%	Other assets, net of liabilities . . . . .	. . . . . . . .	2,253,078
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$1,708,600,293

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

Schedule of Investments - continued	June 30, 2024 (unaudited)
Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Medical/Health Care . . . . . . . . . . . . .	28.75%	$491,152,549
Business Services . . . . . . . . . . . . . .	27.13%	463,543,622
Information/Knowledge Management . . . . .	22.37%	382,283,689
Industrial Products & Systems . . . . . . . .	10.39%	177,581,752
Consumer Related . . . . . . . . . . . . .	7.70%	131,550,110
Miscellaneous . . . . . . . . . . . . . . .	0.82%	13,991,025
Short Term Investment . . . . . . . . . . . .	2.71%	46,244,468
Other assests, net of liabilities . . . . . . . .	0.13%	2,253,078
TOTAL . . . . . . . . . . . . . . . . . . .	100%	$1,708,600,293

The Fund’s classifications of issurers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
98.95%	COMMON STOCKS
18.77%	BUSINESS SERVICES
	Bright Horizons Family Solutions(A) . . . .	6,645	$731,482
	Envestnet, Inc.(A) . . . . . . . . . . . .	11,239	703,449
	Equifax, Inc. . . . . . . . . . . . . .	9,601	2,327,858
	Fair Isaac Corp(A) . . . . . . . . . . .	910	1,354,680
	Five9, Inc.(A) . . . . . . . . . . . . . .	26,084	1,150,304
	Jack Henry & Associates, Inc. . . . . . .	9,576	1,589,808
	Paycom Software, Inc. . . . . . . . . .	10,385	1,485,470
	Tyler Technologies, Inc. (A) . . . . . . .	7,261	3,650,686
			12,993,737
5.74%	CONSUMER RELATED
	Chipotle Mexican Grill, Inc.(A) . . . . . .	41,082	2,573,787
	O’Reilly Automotive, Inc.(A) . . . . . . .	268	283,024
	Tractor Supply Co. . . . . . . . . . .	1,522	410,940
	Ulta Beauty, Inc. (A) . . . . . . . . . . .	1,840	710,001
			3,977,752
10.23%	FINANCIAL SERVICES
	Broadridge Financial Solutions, Inc. . . .	13,151	2,590,747
	Corpay, Inc.(A) . . . . . . . . . . . . .	11,915	3,174,275
	MarketAxess Holdings, Inc. . . . . . . .	4,900	982,597
	T Rowe Price Group, Inc. . . . . . . . .	2,941	339,127
			7,086,746
13.88%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . . .	29,321	1,371,050
	Entegris, Inc. . . . . . . . . . . . . .	16,722	2,264,159
	Fastenal Co. . . . . . . . . . . . . .	3,982	250,229
	RBC Bearings, Inc. (A) . . . . . . . . . .	9,591	2,587,460
	Simpson Manufacturing Co., Inc. . . . .	12,141	2,046,123
	SiteOne Landscape Supply, Inc.(A) . . . .	8,980	1,090,262
			9,609,283

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments - continued		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
27.80%	INFORMATION/KNOWLEDGE MANAGEMENT
	Ansys, Inc.(A) . . . . . . . . . . . . .	5,942	$1,910,353
	Autodesk, Inc.(A) . . . . . . . . . . . .	12,060	2,984,247
	Bentley Systems, Inc. Class B . . . . . .	53,577	2,644,561
	Guidewire Software, Inc.(A) . . . . . . .	18,678	2,575,509
	HubSpot, Inc.(A) . . . . . . . . . . . .	4,892	2,885,253
	Manhattan Associates, Inc.(A) . . . . . .	14,400	3,552,192
	Shopify, Inc. Class A(A) . . . . . . . . .	40,881	2,700,190
			19,252,305
22.53%	MEDICAL/HEALTH CARE
	Align Technology, Inc.(A) . . . . . . . .	9,670	2,334,628
	Charles River Laboratories Int’l, Inc.(A) . .	12,698	2,623,153
	Dexcom, Inc.(A) . . . . . . . . . . . .	19,145	2,170,660
	Edwards Lifescience Corp.(A) . . . . . .	16,591	1,532,511
	Insulet Corp.(A) . . . . . . . . . . . .	10,340	2,086,612
	Jazz Pharmaceuticals plc(A) . . . . . . .	1,059	113,027
	Masimo Corp. (A) . . . . . . . . . . . .	3,242	408,297
	Natera, Inc.(A) . . . . . . . . . . . . .	7,373	798,422
	Omnicell, Inc.(A) . . . . . . . . . . . .	34,738	940,358
	Veeva Systems, Inc. Class A(A) . . . . .	12,994	2,378,032
	Zoetis, Inc. . . . . . . . . . . . . . .	1,236	214,273
			15,599,973
98.95%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . .	68,519,796
1.02%	SHORT TERM INVESTMENT
	First American Treasury Obligations Fund -
	X Class 5.210%(B) . . . . . . . . . .	703,547	703,547
99.97%	TOTAL INVESTMENTS . . . . . . . . . .	. . . . . .	69,223,343
0.03%	Other assets, net of liabilities . . . . . . . .	. . . . . .	17,845
100.00%	NET ASSETS . . . . . . . . . . . . . . .	. . . . . .	$69,241,188

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MID COMPANY FUND

Schedule of Investments - continued	June 30, 2024 (unaudited)
Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Information/Knowledge Management . . . . . . .	27.80%	$ 19,252,305
Medical/Health Care . . . . . . . . . . . . . .	22.53%	15,599,973
Business Services . . . . . . . . . . . . . . .	18.77%	12,993,737
Industrial Products & Systems . . . . . . . . . .	13.88%	9,609,283
Financial Services . . . . . . . . . . . . . . .	10.23%	7,086,746
Consumer Related . . . . . . . . . . . . . . .	5.74%	3,977,752
Short Term Investment . . . . . . . . . . . . .	1.02%	703,547
Oher assets, net of liabilities . . . . . . . . . . .	0.03%	17,845
TOTAL . . . . . . . . . . . . . . . . . . . .	100.00%	$ 69,241,188

The Fund’s classifications of issurers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
96.74%	COMMON STOCKS
9.39%	AUSTRALIA
	Atlassian Corp. Class A(A) . . . . . . . .	5,063	$895,543
	Cochlear Ltd. . . . . . . . . . . . . .	10,762	2,384,608
	REA Group Ltd. . . . . . . . . . . . .	12,224	1,603,685
			4,883,836
6.27%	CANADA
	The Descartes Systems Group, Inc.(A) . . .	20,313	1,968,121
	Shopify, Inc. Class A(A) . . . . . . . . . .	19,533	1,290,155
			3,258,276
7.72%	DENMARK
	Novo Nordisk A/S . . . . . . . . . . .	16,316	2,356,061
	Novonesis A/S . . . . . . . . . . . . .	27,118	1,659,269
			4,015,330
3.34%	FRANCE
	Dassault Systemes SE . . . . . . . . .	30,851	1,166,308
	Ipsen SA . . . . . . . . . . . . . . .	4,665	572,040
			1,738,348
7.22%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . . .	15,438	1,085,413
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,377	1,146,578
	SAP SE . . . . . . . . . . . . . . . .	7,494	1,521,031
			3,753,022
1.19%	HONG KONG
	Kingdee International Software(A) . . . . .	334,146	313,220
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . .	105,643	305,063
			618,283

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
7.28%	IRELAND
	Flutter Entertainment plc(A) . . . . . . . .	8,175	$ 1,490,793
	Icon plc(A) . . . . . . . . . . . . . . .	7,322	2,295,227
			3,786,020
9.35%	ISRAEL
	Camtek Ltd. . . . . . . . . . . . . . .	1,902	238,206
	Check Point Software Technologies Ltd.(A) .	2,926	482,790
	CyberArk Software Ltd.(A) . . . . . . . .	6,980	1,908,472
	Mobileye Global, Inc. Class A(A) . . . . . .	37,992	1,067,005
	Monday.com Ltd.(A) . . . . . . . . . . .	4,851	1,167,927
			4,864,400
1.67%	ITALY
	Azimut Holding S.p.A . . . . . . . . . .	36,950	871,367
6.13%	JAPAN
	CyberAgent, Inc. . . . . . . . . . . . .	70,800	443,353
	GMO Payment Gateway, Inc. . . . . . .	16,700	918,920
	Kakaku.com, Inc. . . . . . . . . . . . .	46,400	608,083
	M3, Inc. . . . . . . . . . . . . . . . .	22,600	215,409
	MonotaRO Co. Ltd. . . . . . . . . . . .	85,100	1,000,212
			3,185,977
6.27%	NETHERLANDS
	ASML Holding NV . . . . . . . . . . .	1,883	1,944,405
	Wolters Kluwer NV . . . . . . . . . . .	7,927	1,314,163
			3,258,568
2.65%	NEW ZEALAND
	Xero Ltd.(A) . . . . . . . . . . . . . .	15,152	1,378,713
1.05%	NORWAY
	Autostore Holdings Ltd.(A) . . . . . . . .	463,721	545,503

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
3.41%	POLAND
	InPost SA(A) . . . . . . . . . . . . . .	100,460	$1,770,893
1.02%	SPAIN
	Grifols SA(A) . . . . . . . . . . . . . .	63,083	531,012
12.56%	SWITZERLAND
	Chocoladefabriken Lindt & Sprüngli AG . .	75	875,675
	Givaudan SA . . . . . . . . . . . . .	477	2,261,695
	Partners Group Holding AG . . . . . . .	1,048	1,346,087
	Tecan Group AG . . . . . . . . . . . .	2,726	912,662
	Temenos Group AG . . . . . . . . . .	16,466	1,136,281
			6,532,400
6.62%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	303,591	1,456,399
	Diageo plc . . . . . . . . . . . . . .	20,891	657,432
	RELX plc . . . . . . . . . . . . . . .	28,840	1,326,652
			3,440,483
3.60%	URUGUAY
	MercadoLibre, Inc.(A) . . . . . . . . . .	1,138	1,870,189
96.74%	TOTAL COMMON STOCKS . . . . . . .	. . . . . . .	50,302,620
2.27%	SHORT TERM INVESTMENT
	First American Treasury Obligations Fund -
	X Class 5.210%(B) . . . . . . . . . . .	1,182,339	1,182,339
99.01%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . . .	51,484,959
0.99%	Other assets net of liabilities . . . . . . .	. . . . . . .	514,352
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . . . .	$51,999,311

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	June 30, 2024 (unaudited)
Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Information Technology . . . . . . . . . . . . .	31.99%	$ 16,635,157
Health Care . . . . . . . . . . . . . . . . . .	19.91%	10,352,431
Industrials . . . . . . . . . . . . . . . . . . .	12.61%	6,558,498
Consumer Discretionary . . . . . . . . . . . .	9.56%	4,973,490
Materials . . . . . . . . . . . . . . . . . . .	7.54%	3,920,964
Financials . . . . . . . . . . . . . . . . . . .	7.07%	3,673,853
Communication Services . . . . . . . . . . . .	5.11%	2,655,120
Consumer Staples . . . . . . . . . . . . . . .	2.95%	1,533,107
Short Term Invesment . . . . . . . . . . . . .	2.27%	1,182,339
Other assets net of liabilities . . . . . . . . . . .	0.99%	514,352
TOTAL . . . . . . . . . . . . . . . . . . . .	100.00%	$ 51,999,311

The Fund’s classifications of issurers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
98.31%	COMMON STOCKS
13.37%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . . .	599,947	$ 57,336,015
	REA Group Ltd. . . . . . . . . . . .	842,165	110,484,893
	WiseTech Global Ltd. . . . . . . . .	1,706,135	114,157,382
			281,978,290
9.16%	CANADA
	The Descartes Systems Group, Inc.(A) .	1,133,733	109,847,088
	Kinaxis, Inc.(A) . . . . . . . . . . . .	724,198	83,512,647
			193,359,735
4.83%	DENMARK
	Ambu A/S(A) . . . . . . . . . . . . .	5,290,160	101,793,742
13.58%	FRANCE
	Esker SA . . . . . . . . . . . . . .	245,766	46,244,805
	Interparfums SA . . . . . . . . . . .	2,126,431	86,992,943
	Lectra(B) . . . . . . . . . . . . . .	3,064,257	90,409,939
	Vusion Group . . . . . . . . . . . .	450,459	62,859,232
			286,506,918
8.23%	GERMANY
	Evotec AG(A) . . . . . . . . . . . .	4,492,278	43,178,790
	Nexus AG(B) . . . . . . . . . . . . .	1,332,628	77,923,951
	Stratec Biomedical AG(B) . . . . . . .	1,076,936	52,592,537
			173,695,278
0.74%	HONG KONG
	Kingdee International Software(A) . . .	16,672,492	15,628,360
2.50%	INDIA
	Crisil Ltd. . . . . . . . . . . . . . .	1,010,679	51,534,175
	Dr. Lal PathLabs Ltd. . . . . . . . . .	35,723	1,191,245
			52,725,421

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
0.56%	IRELAND
	Flutter Entertainment plc(A) . . . . . .	64,749	$ 11,807,628
9.57%	ISRAEL
	Camtek Ltd. . . . . . . . . . . . .	343,383	43,005,287
	CyberArk Software Ltd.(A) . . . . . . .	398,529	108,965,799
	Global-E Online Ltd.(A) . . . . . . . .	1,375,465	49,888,116
			201,859,202
2.18%	ITALY
	Azimut Holding S.p.A . . . . . . . .	1,952,162	46,036,527
11.19%	JAPAN
	GMO Payment Gateway, Inc. . . . . .	584,735	32,175,144
	Hiday Hidaka Corp.(B) . . . . . . . .	3,101,374	57,925,470
	Kakaku.com, Inc. . . . . . . . . . .	2,285,587	29,953,137
	M3, Inc. . . . . . . . . . . . . . .	298,421	2,844,357
	SMS Co. Ltd. . . . . . . . . . . . .	2,161,480	27,433,291
	Software Service, Inc.(B) . . . . . . .	481,125	42,463,640
	Towa Pharmaceutical Co. Ltd. . . . . .	2,367,182	43,241,643
			236,036,682
11.85%	SWEDEN
	Fortnox AB . . . . . . . . . . . . .	7,803,705	47,106,429
	Hemnet Group AB . . . . . . . . .	2,698,997	81,537,772
	Mips AB . . . . . . . . . . . . . .	1,260,449	49,352,423
	Sectra AB . . . . . . . . . . . . .	3,151,264	72,010,204
			250,006,829
0.85%	SWITZERLAND
	Partners Group Holding AG . . . . .	13,922	17,881,894

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		June 30, 2024 (unaudited)
		Shares	Value (Note 1)
9.70%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . .	13,076,907	$62,733,051
	PayPoint plc . . . . . . . . . . . .	3,386,058	27,222,694
	Playtech plc(A) . . . . . . . . . . . .	664,509	3,906,011
	Rightmove plc . . . . . . . . . . .	6,132,128	41,626,040
	Victrex plc . . . . . . . . . . . . .	3,263,303	47,273,920
	YouGov plc . . . . . . . . . . . . .	4,253,360	21,829,198
			204,590,913
98.31%	TOTAL COMMON STOCKS . . . . . . .	. . . . . .	2,073,907,418
1.42%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund - X Class 5.210%(C) . . . . . .	30,004,514	30,004,514
99.73%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . .	2,103,911,932
0.27%	Other assets net of liabilities . . . . . . .	. . . . . .	5,719,695
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . . .	$2,109,631,627

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issurer.

(C)Effective 7 day yield as of June 30, 2024

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued	June 30, 2024 (unaudited)
Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Information/Knowledge Management . . . . .	33.74%	$711,798,223
Business Services . . . . . . . . . . . . . .	31.60%	666,578,386
Medical/Health Care . . . . . . . . . . . . .	11.47%	241,997,957
Consumer Related . . . . . . . . . . . . .	9.95%	209,984,475
Industrial Products & Systems . . . . . . . .	8.56%	180,689,145
Miscellaneous . . . . . . . . . . . . . . .	2.98%	62,859,232
Short Term Investment . . . . . . . . . . . .	1.42%	30,004,514
Other assets net of liabilities . . . . . . . . .	0.27%	5,719,695
TOTAL . . . . . . . . . . . . . . . . . . .	100.00%	$2,109,631,627

The Fund’s classifications of issurers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	June 30, 2024 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that have total operating revenues of $500 million to $2.5 billion at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non-U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	June 30, 2024 (unaudited)

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over- the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable;

(ii)an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	June 30, 2024 (unaudited)

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	June 30, 2024 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2024:

Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$1,660,102,747	$—	$—	$1,660,102,747
Short Term Investment . . . .	46,244,468	—	—	46,244,468
Total . . . . . . . . . . . .	$1,706,347,215	$—	$—	$1,706,347,215

Mid Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$68,519,796	$—	$—	$68,519,796
Short Term Investment . . . .	703,547	—	—	703,547
Total . . . . . . . . . . . .	$69,223,343	$—	$—	$69,223,343

International All Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$50,302,620	$—	$—	$50,302,620
Short Term Investment . . . .	1,182,339	—	—	1,182,339
Total . . . . . . . . . . . .	$51,484,959	$—	$—	$51,484,959

International Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,073,907,418	$—	$—	$2,073,907,418
Short Term Investment . . . .	30,004,514	—	—	30,004,514
Total . . . . . . . . . . . .	$2,103,911,932	$—	$—	$2,103,911,932

*See Schedule of Investments for sector/country classifications.

For the period ended June 30, 2024, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	June 30, 2024 (unaudited)

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the exchange rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	June 30, 2024 (unaudited)

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended March 31, 2024, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the tables below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued							June 30, 2024 (unaudited)
Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in

	as of			as of	as of		Unrealized	Realized
Security Name	March 31, 2024	Purchases	Sales	June 30, 2024	June 30, 2024	Dividends	Gain (Loss)	Gain/Loss
Investments no longer affiliated as of March 31, 2024
Enfusion Inc. . . . . . . .	$48,033,058	$—	$(12,211,347)	$32,934,435	3,865,544	$—	$282,964	$(3,170,240)
Olo Inc . . . . . . . . .	30,352,327	—	(3,667,931)	20,929,023	4,735,073	—	(1,032,790)	(4,722,583)
OrthoPediatrics Corp. . . .	35,579,311	—	(5,474,390)	30,054,257	1,045,002	—	3,564,140	(3,614,804)

				$83,917,715	9,645,619	$—	$2,814,314	$(11,507,627)

GRAND TOTAL				$83,917,715	9,645,619	$—	$2,814,314	$(11,507,627)

International Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in

	as of			as of	as of		Unrealized	Realized
Security Name	March 31, 2024	Purchases	Sales	June 30, 2024	June 30, 2024	Dividends	Gain (Loss)	Gain/(Loss)
Hiday Hidaka Corp. . . .	$49,457,354	$5,396,817	$—	$57,925,470	3,101,374	$298,992	$3,071,299	$—
Lectra . . . . . . . . .	100,050,640	7,084,188	—	90,409,939	3,064,257	976,755	(16,724,889)	—
Nexus AG . . . . . . . .	80,943,087	—	—	77,923,951	1,332,628	270,807	(3,019,136)	—
Software Service, Inc. . . .	40,332,120	—	—	42,463,640	481,125	—	2,131,520	—
Stratec Biomedical AG . .	43,309,058	3,236,787	—	52,592,537	1,076,936	543,128	6,046,692	—

GRAND TOTAL				$321,315,537	9,056,320	$2,089,682	$(8,494,514)	$—

QUARTERLY REPORT